Stock-based Compensation - Schedule of Assumptions Used to Determine Fair Value of Option Grants (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.46%
Risk-free interest rate, Minimum		1.82%	1.18%	1.47%	1.47%	1.60%
Risk-free interest rate, Maximum		2.43%	2.02%	2.43%	2.43%	2.73%
Expected volatility	116.88%
Expected volatility, Minimum		85.29%	79.42%	85.29%	84.93%	97.91%
Expected volatility, Maximum		116.81%	116.88%	116.81%	116.81%	107.01%
Weighted average expected volatility	116.88%	107.49%	89.12%	89.43%	89.26%	101.52%
Expected lives (in years)	10 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected lives (in years)		6 years 3 months	5 years 2 months 12 days	5 years 2 months 12 days	5 years 2 months 12 days	5 years 2 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected lives (in years)		10 years	10 years	10 years	10 years	10 years